Retirement Benefits (Details 12) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Changes in Fair Value of Plan Assets, Significant Unobservable Inputs (Table Amounts) [Abstract]
Beginning balance	$ 3,868	$ 3,979
Actual return on plan assets: [Abstract]
Assets still held at reporting date	443	(308)
Assets sold during the period	(9)	(19)
Purchases, sales, and settlements	555	216
Changes in asset allocation mix	95
Ending balance	4,952	3,868
Asset backed
Changes in Fair Value of Plan Assets, Significant Unobservable Inputs (Table Amounts) [Abstract]
Beginning balance	4	4
Actual return on plan assets: [Abstract]
Assets still held at reporting date	0	0
Assets sold during the period	0	0
Purchases, sales, and settlements	0	0
Changes in asset allocation mix	0
Ending balance	4	4
Hedge funds
Changes in Fair Value of Plan Assets, Significant Unobservable Inputs (Table Amounts) [Abstract]
Beginning balance	1,282	1,152
Actual return on plan assets: [Abstract]
Assets still held at reporting date	120	164
Assets sold during the period	0	(10)
Purchases, sales, and settlements	89	(24)
Changes in asset allocation mix	30
Ending balance	1,521	1,282
High yield debt
Changes in Fair Value of Plan Assets, Significant Unobservable Inputs (Table Amounts) [Abstract]
Beginning balance	59	40
Actual return on plan assets: [Abstract]
Assets still held at reporting date	18	19
Assets sold during the period	0	0
Purchases, sales, and settlements	0	0
Changes in asset allocation mix	1
Ending balance	78	59
Private equities
Changes in Fair Value of Plan Assets, Significant Unobservable Inputs (Table Amounts) [Abstract]
Beginning balance	1,651	1,634
Actual return on plan assets: [Abstract]
Assets still held at reporting date	200	(109)
Assets sold during the period	0	1
Purchases, sales, and settlements	63	125
Changes in asset allocation mix	31
Ending balance	1,945	1,651
Real estate
Changes in Fair Value of Plan Assets, Significant Unobservable Inputs (Table Amounts) [Abstract]
Beginning balance	870	1,148
Actual return on plan assets: [Abstract]
Assets still held at reporting date	103	(382)
Assets sold during the period	(9)	(10)
Purchases, sales, and settlements	405	114
Changes in asset allocation mix	33
Ending balance	1,402	870
Domestic Equity Securities
Changes in Fair Value of Plan Assets, Significant Unobservable Inputs (Table Amounts) [Abstract]
Beginning balance	2	1
Actual return on plan assets: [Abstract]
Assets still held at reporting date	2	0
Assets sold during the period	0	0
Purchases, sales, and settlements	(2)	1
Changes in asset allocation mix	0
Ending balance	$ 2	$ 2